Summary of Significant Accounting Policies - Schedule of Group's Assets (Detail) - Fair Value Measurements Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	¥ 406,648	¥ 123,175
Fair Value Inputs Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	187,517
Fair Value Inputs Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	219,131	123,175
Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	0	0
Time Deposits [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	20,569	69,579
Time Deposits [Member] | Fair Value Inputs Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	20,569	69,579
Structured Deposits [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	190,027	40,000
Structured Deposits [Member] | Fair Value Inputs Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	190,027	40,000
Government Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	8,535	13,596
Government Securities [Member] | Fair Value Inputs Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	8,535	¥ 13,596
Money Market Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	8,648
Money Market Funds [Member] | Fair Value Inputs Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	8,648
Cryptocurrencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	178,869
Cryptocurrencies [Member] | Fair Value Inputs Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value of Investments	¥ 178,869